Retirement Plans (Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding	$ 0.4	$ 0.4	$ 2.4
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding	$ 1.1	$ 0.9	$ 0.8